Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment		₩ 5	₩ 37
Impairment loss on intangible assets	₩ 486	623	230
Miscellaneous loss	7	14	1
Total	₩ 493	₩ 642	₩ 268